SCHEDULE OF INVESTMENTS
Energy (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy

Integrated Oil & Gas – 5.6%
Chevron Corp.	16	$1,659
Suncor Energy, Inc.	53	1,113
Total S.A. ADR	16	726

		3,498

Oil & Gas Drilling – 0.9%
Helmerich & Payne, Inc.	21	578

Oil & Gas Equipment & Services – 22.4%
Baker Hughes, Inc.	90	1,944
Cactus, Inc., Class A	83	2,540
ChampionX Corp.(A)	115	2,507
Dril-Quip, Inc.(A)	35	1,178
Halliburton Co.	90	1,928
Liberty Oilfield Services, Inc., Class A	116	1,308
NOV, Inc.	44	602
Schlumberger Ltd.	78	2,127

		14,134

Oil & Gas Exploration & Production – 36.4%
Cabot Oil & Gas Corp.	28	531
Canadian Natural Resources Ltd.	43	1,312
ConocoPhillips	76	4,022
Continental Resources, Inc.	35	899
Devon Energy Corp.	93	2,030
Diamondback Energy, Inc.	25	1,846
EOG Resources, Inc.	25	1,783
Exxon Mobil Corp.	54	3,029
Hess Corp.	35	2,468
Marathon Oil Corp.	33	356
Pioneer Natural Resources Co.	26	4,143
Viper Energy Partners L.P.	34	497

		22,916

Oil & Gas Refining & Marketing – 13.1%
Marathon Petroleum Corp.	59	3,158
Phillips 66	31	2,497
Valero Energy Corp.	36	2,596

		8,251

Oil & Gas Storage & Transportation – 2.4%
Enterprise Products Partners L.P.	52	1,141
MPLX L.P.	13	341

		1,482

Total Energy - 80.8%		50,859

Industrials

Electrical Components & Equipment – 1.3%
Plug Power, Inc.(A)	22	804

Heavy Electrical Equipment – 0.9%
Bloom Energy Corp., Class A(A)	23	615

Total Industrials - 2.2%		1,419

Information Technology

Application Software – 2.6%
Aspen Technology, Inc.(A)	11	1,628

Data Processing & Outsourced Services – 3.5%
Wright Express Corp.(A)	11	2,219

Semiconductor Equipment – 2.9%
Enphase Energy, Inc.(A)	11	1,800

Semiconductors – 1.3%
First Solar, Inc.(A)	10	840

Total Information Technology - 10.3%		6,487

Utilities

Electric Utilities – 1.7%
American Electric Power Co., Inc.	3	257
Duke Energy Corp.	3	268
NextEra Energy, Inc.	7	542

		1,067

Multi-Utilities – 0.5%
Dominion Energy, Inc.	4	299

Total Utilities – 2.2%		1,366

TOTAL COMMON STOCKS – 95.5%		$60,131

(Cost: $62,390)

SHORT-TERM SECURITIES

Money Market Funds(B) – 7.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	4,483	4,483

TOTAL SHORT-TERM SECURITIES – 7.1%		$4,483

(Cost: $4,483)

TOTAL INVESTMENT SECURITIES – 102.6%		$64,614

(Cost: $66,873)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6)%		(1,665)

NET ASSETS – 100.0%		$62,949

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$60,131	$—	$—
Short-Term Securities	4,483	—	—

Total	$64,614	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$66,873

Gross unrealized appreciation	5,754

Gross unrealized depreciation	(8,013)

Net unrealized depreciation	$(2,259)